Summary of Significant Accounting Policies and Basis of Presentation (Details) - Schedule calculation of basic and diluted net income (loss) per ordinary share - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Common Class A [Member]
Numerator:
Allocation of net income (loss)	$ 9,003,541	$ (5,081,123)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	38,259,457	28,153,778
Basic and diluted net income (loss) per ordinary share	$ 0.24	$ (0.18)
Common Class B [Member]
Numerator:
Allocation of net income (loss)	$ 2,250,885	$ (1,677,412)
Denominator:
Basic and diluted weighted average ordinary shares outstanding	9,564,864	9,294,304
Basic and diluted net income (loss) per ordinary share	$ 0.24	$ (0.18)